Notes Payable (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long Term Debt

Below is a summary of the Company’s long term debt:

	December 31, 2017
Note	Principal Balance	Accrued Interest	Discount	Dec 31, 2016 Principal Balance	Interest rate	Security
HCIC seller carry back	$6,301,000	$296,000	$-	$6,645,000	6%	Shares in the Mutual Ditch Company
CWCB	748,000	6,000	-	798,000	2.5%	Certain Orlando and Farmland assets
FirstOak Bank - Dionisio Farm	-	-	-	771,000	(1)	Dionisio farmland and 146.4 shares of Bessemer Irrigating Ditch Company Stock, well permits
FirstOak Bank - Dionisio Farm	-	-	-	118,000	(2)	Dionisio farmland and 9 shares of Bessemer Irrigating Ditch Company Stock, well permits, water leases
Seller Carry Back - Dionisio	-	-	-	590,000	6.0%	Unsecured
FirstOak Bank - Mater	-	-	-	156,000	(1)	Secured by Mater assets purchased
McFinney Agri-Finance	441,000	-		625,000	6.8%	2,579 acres of pasture land in Ellicott Colorado
GrowCo $4M notes	4,000,000	531,000	(62,000)	4,000,000	22.5%	Various land and water assets
GrowCo $1.5M exchange note	100,000	-	-	100,000	22.5%	Various land and water assets
GrowCo $6M exchange note	1,855,000	288,000	(76,000)	2,010,000	22.5%	Various land and water assets
GrowCo $7M exchange note	3,132,000	351,000	(143,000)	2,677,000	10-22.5%	Various land and water assets
GrowCo $2M exchange note	1,520,000	238,000	(94,000)	-		Various land and water assets
Hemp loan	-	-	-	71,000	18.0%	Crop Lien
GCP1 Short Term	-	-	-	25,000	22.5%	None
Bridge loan Harding	13,000	-	-	-	18.0%	None
El Paso land	275,000	19,000	(21,000)	-	18.0%	Second on El Paso County land
WRC convertible	300,000	26,000	-	-	12.0%	Lien on water supply agreement
Equipment loans	122,000	3,000	-	300,000	5 - 8%	Various equipment
OID Black Mountain	300,000	-	(54,000)	-		None
Total	19,107,000	$1,758,000	$(450,000)	18,886,000
Less: Note discounts	(450,000)			(530,000)
Less: Current portion net of discount	(17,419,000)			(12,590,000)
Long term portion net of discount	$1,238,000			$5,766,000

Notes:

(1) Prime rate + 1%, but not less than 6%
(2) Prime rate + 1.5%, but not less than 6%

Schedule of Short Term Debt

Current portion long term debt:	December 31, 2017
HCIC seller carry back	$6,301,000
CWCB	70,000
McFinney Agri-Finance	441,000
GrowCo $4M note	4,000,000
GrowCo $1.5M exchange note	100,000
GrowCo $6M exchange note	1,855,000
GrowCo $7M exchange note	3,132,000
GrowCo $2M exchange note	1,520,000
Bridge loan Harding	13,000
TURV Long Term NP	100,000
Equipment loans	37,000
OID Black Mountain	300,000
Total	17,869,000
Less discount	(450,000)
$17,419,000

Schedule of Principal Payment	Schedule of principal payment due by year:
Year Ending December 31,	Total
2018	$17,869,000
2019	275,000
2020	410,000
2021	71,000
2022 & Beyond	482,000
Total	$19,107,000